Business Combinations - Schedule of Consideration Transferred in Business Combination (Detail) - USD ($) $ in Thousands			12 Months Ended
	Oct. 27, 2020	Jul. 16, 2019	Dec. 31, 2020
Business Acquisition [Line Items]
Equity issuance			$ 6,400
Monocl Holding Company
Business Acquisition [Line Items]
Cash consideration	$ 18,307		18,307
Equity issuance	25,439		25,439
Contingent consideration	2,600		2,600
Purchase price	$ 46,346		46,346
Definitive Holdco
Business Acquisition [Line Items]
Cash consideration		$ 1,129,300	1,129,346
Equity issuance		570,300	570,266
Purchase price		$ 1,699,600	$ 1,699,612